UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

617-917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report

December 31, 2018

EntrepreneurShares Global Fund (now known as ERShares Global Fund)
Entrepreneur U.S. Small Cap Fund (now known as ERShares US Small Cap Fund)
Entrepreneur U.S. Large Cap Fund (now known as ERShares US Large Cap Fund)

Each a series of EntrepreneurShares Series Trust
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811.  If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.  Your election to receive reports in paper will apply to all of the Funds in the EntrepreneurShares fund family.

EntrepreneurShares Global Fund

SECTOR ALLOCATION(1)
December 31, 2018 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of December 31, 2018 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	2.94%
salesforce.com, Inc.	2.84%
Vision, Inc.	2.70%
Berkshire Hathaway, Inc. – Class B	2.67%
VeriSign, Inc.	2.57%
Intercontinental Exchange, Inc.	2.21%
Teleperformance	2.18%
Cintas Corp.	2.15%
Constellation Software, Inc.	2.09%
First Republic Bank	2.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

Entrepreneur U.S. Small Cap Fund

SECTOR ALLOCATION(1)
December 31, 2018 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of December 31, 2018 (Unaudited)

Issuer	% of Net Assets
TESARO, Inc.	2.40%
Corcept Therapeutics, Inc.	1.84%
World Wrestling Entertainment, Inc. – Class A	1.67%
HubSpot, Inc.	1.58%
Texas Roadhouse, Inc.	1.53%
Global Blood Therapeutics, Inc.	1.50%
Green Dot Corp. – Class A	1.50%
New Relic, Inc.	1.50%
Trade Desk, Inc. – Class A	1.48%
Insperity, Inc.	1.46%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

Entrepreneur U.S. Large Cap Fund

SECTOR ALLOCATION(1)
December 31, 2018 (Unaudited)

As a Percentage of Total Investments

TOP TEN HOLDINGS(1)(2)
as of December 31, 2018 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	7.18%
Alphabet, Inc. – Class A	6.11%
Facebook, Inc. – Class A	4.33%
Netflix, Inc.	4.03%
salesforce.com, Inc.	3.85%
Apple, Inc.	3.20%
UnitedHealth Group, Inc.	2.95%
Workday, Inc. – Class A	2.72%
Regeneron Pharmaceuticals, Inc.	2.58%
Intercontinental Exchange, Inc.	2.55%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2018 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund, the Entrepreneur U.S. Small Cap Fund, or the Entrepreneur U.S. Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other specific expenses for the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expense comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during the period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relevant total cost of owning different funds. In addition, if these transactional costs were included, shareholder costs would be higher.

EntrepreneurShares Global Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2018 –
	July 1, 2018	December 31, 2018	December 31, 2018
Institutional Class – Actual(2)	$1,000.00	$ 849.60	$7.65
Institutional Class – Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.93	$8.34

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2018 of (15.04)%.

Entrepreneur U.S. Small Cap
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2018 –
	July 1, 2018	December 31, 2018	December 31, 2018
Institutional Class – Actual(2)	$1,000.00	$ 853.60	$3.97
Institutional Class – Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.92	$4.33

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2018 of (14.64)%.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)
December 31, 2018 (Unaudited)

Entrepreneur U.S. Large Cap
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	July 1, 2018 –
	July 1, 2018	December 31, 2018	December 31, 2018
Institutional Class – Actual(2)	$1,000.00	$ 866.60	$3.53
Institutional Class – Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended December 31, 2018 of (13.34)%.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 96.6%
	Apparel & Textile Products – 1.8%
31,580	Gildan Activewear, Inc.[1]	$958,596

	Asset Management – 3.4%
2,143	BlackRock, Inc.	841,813
1,551	Partners Group Holding A.G.[1]	940,478
		1,782,291
	Banking – 2.0%
12,081	First Republic Bank	1,049,839

	Biotechnology & Pharmaceutical – 10.1%
10,799	Galapagos N.V.*,[1]	996,755
6,107	Genmab A/S*,[1]	1,000,418
7,579	Jazz Pharmaceuticals PLC*	939,493
2,730	Regeneron Pharmaceuticals, Inc.*	1,019,655
912,678	Sino Biopharmaceutical Ltd.[1]	601,420
6,735	United Therapeutics Corp.*	733,441
		5,291,182
	Chemicals – 1.3%
1,611,395	Fufeng Group Ltd.[1]	681,146

	Commercial Services – 4.3%
6,694	Cintas Corp.	1,124,525
90,129	Clipper Logistics PLC[1]	258,463
51,700	JAC Recruitment Co., Ltd.[1]	882,539
		2,265,527
	Consumer Products – 1.8%
33,993	Fevertree Drinks PLC[1]	952,723

	Containers & Packaging – 0.6%
319,472	Nine Dragons Paper Holdings Ltd.[1]	295,789

	Electrical Equipment – 2.0%
16,641	Cognex Corp.	643,507
7,191	Renishaw PLC[1]	388,604
		1,032,111
	Health Care Facilities & Services – 2.0%
8,984	Universal Health Services, Inc. – Class B	1,047,175

	Institutional Financial Services – 3.5%
15,335	Intercontinental Exchange, Inc.	1,155,185
14,389	SEI Investments Co.	664,772
		1,819,957
	Insurance – 4.2%
19,528	Athene Holding Ltd. – Class A*	777,800
6,837	Berkshire Hathaway, Inc. – Class B*	1,395,979
		2,173,779

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – (Continued)
	Iron & Steel – 1.3%
23,135	Steel Dynamics, Inc.	$694,975

	Leisure Products – 1.3%
24,272	Spin Master Corp.*,[1,2]	682,539

	Media – 10.7%
911	Alphabet, Inc. – Class A*	951,959
6,371	Facebook, Inc. – Class A*	835,174
58,073	GMO internet, Inc.[1]	779,393
3,321	Netflix, Inc.*	888,899
68,940	SEEK Ltd.[1]	821,570
9,088	VeriSign, Inc.*	1,347,659
		5,624,654
	Oil, Gas & Coal – 4.2%
19,098	Continental Resources, Inc.*	767,549
58,666	Kinder Morgan, Inc.	902,283
33,188	Parsley Energy, Inc. – Class A*	530,344
		2,200,176
	Real Estate – 5.5%
16,988	Colliers International Group, Inc.[1]	936,879
77,350	Hemfosa Fastigheter A.B.[1]	610,038
77,350	Nyfosa A.B.*	373,135
16,660	Prologis, Inc. – REIT	978,275
		2,898,327
	Retail – Consumer Staples – 3.9%
20,187	Alimentation Couche-Tard, Inc. – Class B1	1,004,175
15,073	Walgreens Boots Alliance, Inc.	1,029,938
		2,034,113
	Retail – Discretionary – 5.4%
1,023	Amazon.com, Inc.*	1,536,515
112,116	Rakuten, Inc.*,[1]	752,862
28,564	Ted Baker PLC[1]	564,290
		2,853,667
	Semiconductors – 2.5%
11,842	Microchip Technology, Inc.	851,677
3,447	NVIDIA Corp.	460,174
		1,311,851
	Software – 11.7%
15,392	Cerner Corp.*	807,157
10,063	Check Point Software Technologies Ltd.*,[1]	1,032,967
1,711	Constellation Software, Inc.[1]	1,095,205
2,795	NetEase, Inc. – ADR[1,3]	657,859

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Software (Continued)
10,837	salesforce.com, Inc.*	$1,484,344
12,219	Synopsys, Inc.*	1,029,329
		6,106,861
	Specialty Finance – 5.0%
82,339	Financial Products Group Co., Ltd.[1]	842,884
5,423	FleetCor Technologies, Inc.*	1,007,160
43,923	Plus500 Ltd.[1]	766,945
		2,616,989
	Technology Services – 2.2%
7,144	Teleperformance[1]	1,142,647

	Telecommunications – 4.5%
14,080	SoftBank Group Corp.[1]	938,410
40,663	Vision, Inc.*,[1]	1,411,639
		2,350,049
	Transportation & Logistics – 1.4%
4,427	FedEx Corp.	714,208
	TOTAL COMMON STOCKS (Cost $51,427,546)	50,581,171

	SHORT-TERM INVESTMENTS – 4.6%
1,731,669	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.154%[4]	1,731,669
653,400	Blackrock Liquidity Funds FedFund Portfolio – Class Institutional, 2.482%[4,5]	653,400
	TOTAL SHORT-TERM INVESTMENTS – 4.6% (Cost $2,385,069)	2,385,069

	Total Investments – 101.2% (Cost $53,812,615)	52,966,240
	Liabilities in Excess of Other Assets – (1.2)%	(633,489)
	TOTAL NET ASSETS – 100.0%	$52,332,751

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $682,539 which represents 1.3% of Net Assets.

[3]	All or a portion of shares are on loan. Total loaned securities had a fair value of $635,499.
[4]	The rate is the annualized seven-day yield at period end.
[5]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $653,400.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Percent of Net
Country of Risk	Assets
United States	58.5%
Japan	10.7%
Canada	8.9%
United Kingdom	4.1%
Israel	3.4%
China	2.6%
France	2.2%
Denmark	1.9%
Belgium	1.9%
Sweden	1.9%
Switzerland	1.8%
Hong Kong	1.7%
Australia	1.6%
101.2%

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 95.8%
	Asset Management – 1.2%
49,130	Cohen & Steers, Inc.	$1,686,142

	Banking – 3.0%
89,563	Live Oak Bancshares, Inc.	1,326,428
29,448	Pinnacle Financial Partners, Inc.	1,357,553
33,915	Preferred Bank	1,470,215
		4,154,196
	Biotechnology & Pharmaceutical – 20.1%
189,437	Aclaris Therapeutics, Inc.*	1,399,939
68,875	Assembly Biosciences, Inc.*	1,557,953
193,694	Corcept Therapeutics, Inc.*	2,587,752
33,939	Eagle Pharmaceuticals, Inc.*	1,367,402
63,637	Editas Medicine, Inc.*	1,447,742
51,552	Global Blood Therapeutics, Inc.*	2,116,210
153,449	Karyopharm Therapeutics, Inc.*	1,437,817
136,767	Kura Oncology, Inc.*	1,920,209
14,247	Loxo Oncology, Inc.*	1,995,577
13,659	Madrigal Pharmaceuticals, Inc.*	1,539,642
136,570	Omeros Corp.*,[1]	1,521,390
73,876	Puma Biotechnology, Inc.*	1,503,377
44,665	Supernus Pharmaceuticals, Inc.*	1,483,771
45,567	TESARO, Inc.*,[1]	3,383,350
37,858	Ultragenyx Pharmaceutical, Inc.*	1,646,066
13,496	United Therapeutics Corp.*	1,469,714
		28,377,911
	Commercial Services – 2.7%
89,578	Care.com, Inc.*,[1]	1,729,751
22,009	Insperity, Inc.	2,054,760
		3,784,511
	Consumer Products – 4.5%
72,298	Hain Celestial Group, Inc.*	1,146,646
29,625	Inter Parfums, Inc.	1,942,511
12,772	J&J Snack Foods Corp.	1,846,704
19,850	National Beverage Corp.	1,424,635
		6,360,496
	Gaming, Lodging & Restaurants – 2.8%
40,664	Cheesecake Factory, Inc.	1,769,291
36,129	Texas Roadhouse, Inc.	2,156,901
		3,926,192
	Hardware – 5.5%
106,908	Casa Systems, Inc.*	1,403,702
38,929	Nutanix, Inc. – Class A*	1,619,057

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Hardware (Continued)
43,174	Roku, Inc.*	$1,322,851
114,665	Super Micro Computer, Inc.*	1,582,377
49,297	Vicor Corp.*	1,862,934
		7,790,921
	Health Care Facilities & Services – 2.3%
32,845	Medpace Holdings, Inc.*	1,738,486
102,617	Natera, Inc.*	1,432,533
		3,171,019
	Home & Office Products – 1.2%
44,526	Meritage Homes Corp.*	1,634,995

	Institutional Financial Services – 1.1%
46,608	Moelis & Co. – Class A	1,602,383

	Insurance – 1.2%
67,008	Trupanion, Inc.*,[1]	1,706,024

	Iron & Steel – 0.9%
41,313	Steel Dynamics, Inc.	1,241,043

	Media – 6.6%
503,357	Entravision Communications Corp. – Class A	1,464,769
71,406	HealthStream, Inc.	1,724,455
44,875	Shutterstock, Inc.	1,615,949
17,966	Trade Desk, Inc. – Class A*	2,085,134
31,484	World Wrestling Entertainment, Inc. – Class A	2,352,484
		9,242,791
	Medical Equipment & Devices – 4.7%
24,665	Genomic Health, Inc.*	1,588,673
62,205	LeMaitre Vascular, Inc.	1,470,526
14,954	Masimo Corp.*	1,605,611
34,777	Merit Medical Systems, Inc.*	1,940,904
		6,605,714
	Oil, Gas & Coal – 2.5%
80,982	Matador Resources Co.*	1,257,650
74,061	Parsley Energy, Inc. – Class A*	1,183,495
266,621	W&T Offshore, Inc.*	1,098,479
		3,539,624
	Real Estate – 2.2%
73,774	GEO Group, Inc. – REIT	1,453,348
98,718	Medical Properties Trust, Inc. – REIT	1,587,385
		3,040,733
	Renewable Energy – 1.1%
112,079	Ameresco, Inc. – Class A*	1,580,314

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Retail – Consumer Staples – 1.2%
25,559	Ollie’s Bargain Outlet Holdings, Inc.*	$1,699,929

	Retail – Discretionary – 3.1%
56,336	Carvana Co.*,[1]	1,842,751
61,206	Stitch Fix, Inc. – Class A*,[1]	1,046,010
269,004	Tile Shop Holdings, Inc.	1,474,142
		4,362,903
	Semiconductors – 2.0%
11,840	IPG Photonics Corp.*	1,341,353
12,927	Monolithic Power Systems, Inc.	1,502,764
		2,844,117
	Software – 14.0%
31,557	Alteryx, Inc.*	1,876,695
30,627	Appfolio, Inc. – Class A*	1,813,731
48,669	Apptio, Inc.*	1,847,475
110,180	Box, Inc.*	1,859,838
17,706	HubSpot, Inc.*	2,226,175
26,010	New Relic, Inc.*	2,106,030
28,303	Okta, Inc.*	1,805,731
13,264	Paycom Software, Inc.*	1,624,177
31,389	Pegasystems, Inc.	1,501,336
33,507	SS&C Technologies Holdings, Inc.	1,511,501
17,738	Veeva Systems, Inc. – Class A*	1,584,358
		19,757,047
	Specialty Finance – 3.8%
14,425	Euronet Worldwide, Inc.*	1,476,832
26,583	Green Dot Corp. – Class A*	2,113,880
8,123	LendingTree, Inc.*	1,783,567
		5,374,279
	Technology Services – 3.5%
13,631	EPAM Systems, Inc.*	1,581,332
39,621	Forrester Research, Inc.	1,771,059
56,105	TTEC Holdings, Inc.	1,602,920
		4,955,311
	Telecommunications – 3.7%
38,928	Cogent Communications Holdings, Inc.	1,759,935
22,139	RingCentral, Inc. – Class A*	1,825,139
18,388	Twilio, Inc. – Class A*	1,642,048
		5,227,122
	Transportation & Logistics – 0.9%
67,645	Covenant Transportation Group, Inc. – Class A*	1,298,784
	TOTAL COMMON STOCKS (Cost $125,244,819)	134,964,501

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS – 9.5%
7,424,344	Blackrock Liquidity Funds FedFund Portfolio – Class Institutional, 2.482%[2],[3]	$7,424,344
5,881,628	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.154%[2]	5,881,628
	TOTAL SHORT-TERM INVESTMENTS – 9.5% (Cost $13,305,972)	13,305,972

	Total Investments – 105.3% (Cost $138,550,791)	148,270,473
	Liabilities in Excess of Other Assets – (5.3)%	(7,413,247)
	TOTAL NET ASSETS – 100.0%	$140,857,226

Percentages are stated as a percent of net assets.
REIT –  Real Estate Investment Trusts
*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $7,239,279.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $7,424,344.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS – 94.4%
	Aerospace & Defense – 0.9%
5,052	Huntington Ingalls Industries, Inc.	$961,446

	Asset Management – 2.2%
6,251	BlackRock, Inc.	2,455,518

	Banking – 1.5%
19,345	First Republic Bank	1,681,080

	Biotechnology & Pharmaceutical – 6.2%
43,378	Exelixis, Inc.*	853,245
23,866	Ionis Pharmaceuticals, Inc.*	1,290,196
7,699	Jazz Pharmaceuticals PLC*	954,368
7,582	Regeneron Pharmaceuticals, Inc.*	2,831,877
8,206	United Therapeutics Corp.*	893,634
		6,823,320
	Commercial Services – 1.2%
7,725	Cintas Corp.	1,297,723

	Consumer Products – 2.9%
23,716	Brown-Forman Corp. – Class B	1,128,407
6,652	Constellation Brands, Inc. – Class A	1,069,775
20,719	Monster Beverage Corp.*	1,019,789
		3,217,971
	Gaming, Lodging & Restaurants – 3.7%
4,235	Chipotle Mexican Grill, Inc.*	1,828,630
43,116	Las Vegas Sands Corp.	2,244,188
		4,072,818
	Hardware – 4.1%
22,299	Apple, Inc.	3,517,444
4,683	Arista Networks, Inc.*	986,708
		4,504,152
	Health Care Facilities & Services – 4.4%
13,021	UnitedHealth Group, Inc.	3,243,792
13,890	Universal Health Services, Inc. – Class B	1,619,018
		4,862,810
	Institutional Financial Services – 3.5%
37,249	Intercontinental Exchange, Inc.	2,805,967
21,554	SEI Investments Co.	995,795
		3,801,762
	Iron & Steel – 0.9%
34,241	Steel Dynamics, Inc.	1,028,600

	Media – 14.5%
6,428	Alphabet, Inc. – Class A*	6,717,003
36,275	Facebook, Inc. – Class A*	4,755,290

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Media (Continued)
16,548	Netflix, Inc.*	$4,429,237
		15,901,530
	Medical Equipment & Devices – 2.7%
11,385	Danaher Corp.	1,174,021
3,654	Intuitive Surgical, Inc.*	1,749,974
		2,923,995
	Oil, Gas & Coal – 2.8%
37,834	Continental Resources, Inc.*	1,520,548
60,227	Kinder Morgan, Inc.	926,291
40,566	Parsley Energy, Inc. – Class A*	648,245
		3,095,084
	Real Estate – 3.7%
13,892	Alexandria Real Estate Equities, Inc. – REIT	1,600,914
42,812	Prologis, Inc. – REIT	2,513,921
		4,114,835
	Retail – Consumer Staples – 1.0%
16,387	Walgreens Boots Alliance, Inc.	1,119,724

	Retail – Discretionary – 8.2%
5,254	Amazon.com, Inc.*	7,891,351
32,881	Urban Outfitters, Inc.*	1,091,649
		8,983,000
	Semiconductors – 4.2%
6,475	IPG Photonics Corp.*	733,553
22,061	Microchip Technology, Inc.	1,586,627
17,620	NVIDIA Corp.	2,352,270
		4,672,450
	Software – 16.3%
24,892	Akamai Technologies, Inc.*	1,520,404
9,260	athenahealth, Inc.*	1,221,672
30,773	Cerner Corp.*	1,613,736
26,156	Fortinet, Inc.*	1,842,167
30,835	salesforce.com, Inc.*	4,223,470
23,211	SS&C Technologies Holdings, Inc.	1,047,048
18,804	Synopsys, Inc.*	1,584,049
20,507	Veeva Systems, Inc. – Class A*	1,831,685
18,681	Workday, Inc. – Class A*	2,982,982
		17,867,213
	Specialty Finance – 3.7%
9,625	FleetCor Technologies, Inc.*	1,787,555
40,511	Square, Inc. – Class A*	2,272,262
		4,059,817

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Technology Services – 1.5%
4,768	CoStar Group, Inc.*	$1,608,437

	Telecommunications – 2.5%
21,325	RingCentral, Inc. – Class A*	1,758,033
42,237	Zayo Group Holdings, Inc.*	964,693
		2,722,726
	Transportation & Logistics – 1.8%
12,188	FedEx Corp.	1,966,290
	TOTAL COMMON STOCKS (Cost $83,629,301)	103,742,301

	SHORT-TERM INVESTMENTS – 5.6%
6,159,690	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.154%[1]	6,159,690
	TOTAL SHORT-TERM INVESTMENTS – 5.6% (Cost $6,159,690)	6,159,690

	Total Investments – 100.0% (Cost $89,788,991)	109,901,991
	Liabilities in Excess of Other Assets – (0.0)%	(42,801)
	TOTAL NET ASSETS – 100.0%	$109,859,190

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. Small	U.S. Large
	Fund	Cap Fund	Cap Fund
ASSETS:
Investments, at cost	$53,812,615	$138,550,791	$89,788,991
Investments, at value[1]	$52,966,240	$148,270,473	$109,901,991
Cash	—	25,944	7,803
Receivables:
Dividends and interest	87,693	120,706	52,479
Securities lending income	—	728	—
Prepaid expenses	14,984	21,187	10,835
Total assets	53,068,917	148,439,038	109,973,108

LIABILITIES:
Collateral due to broker for securities loaned	653,400	7,424,344	—
Payables:
Fund shares redeemed	—	38,768	28,461
Advisory fees	57,560	85,299	55,007
Auditing fees	11,943	11,943	11,943
Custody fees	3,737	1,517	1,462
Fund accounting and administration fees	2,410	6,308	5,013
Transfer agent fees and expenses	2,323	2,969	3,650
Trustees’ fees and expenses	1,060	2,646	2,335
Shareholder reporting fees	1,687	4,993	3,905
Pricing fees	1,107	684	509
Accrued other expenses	939	2,341	1,633
Total liabilities	736,166	7,581,812	113,918

NET ASSETS	$52,332,751	$140,857,226	$109,859,190

COMPONENTS OF NET ASSETS:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$53,320,080	$127,186,874	$89,893,020
Total distributable earnings (accumulated deficit)	(987,329)	13,670,352	19,966,170
NET ASSETS	$52,332,751	$140,857,226	$109,859,190

Institutional Class:
Shares of beneficial interest issued and outstanding	3,947,289	13,186,789	8,782,816
Net asset value per share	$13.26	$10.68	$12.51

[1]	Includes securities on loan of $635,499, $7,239,279, and $0, respectively (see Note 2).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018 (Unaudited)

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. Small	U.S. Large
	Fund	Cap Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*	$341,714	$827,771	$399,463
Interest income	22,974	104,008	57,273
Securities lending income	—	728	—
Total investment income	364,688	932,507	456,736

EXPENSES:
Advisory fees	382,504	610,797	410,208
Fund accounting and administration fees	15,300	40,720	31,555
Registration fees	11,796	10,272	10,185
Auditing fees	9,300	9,300	9,300
Transfer agent fees and expenses	6,721	8,524	10,015
Custody fees	6,401	4,725	4,017
Pricing expense	5,941	5,257	3,964
Legal fees	3,551	9,366	7,492
Miscellaneous	2,634	2,403	1,397
Trustees’ fees and expenses	1,820	5,166	4,078
Shareholder reporting fees	1,295	2,849	2,911
Insurance fees	786	2,598	2,184
Chief Compliance Officer fees	293	662	558
Total expenses	448,342	712,639	497,864
Advisory fees recovered/(waived)	53,445	(20,403)	(24,546)
Net expenses	501,787	692,236	473,318
NET INVESTMENT INCOME (LOSS)	(137,099)	240,271	(16,582)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	97	7,800,065	—
Foreign currency transactions	(282)	—	—
Net realized gain (loss)	(185)	7,800,065	—
Net change in unrealized appreciation/depreciation on:
Investments	(9,207,624)	(32,570,298)	(17,115,349)
Foreign currency translations	2,898	(25)	(13)
Net change in unrealized appreciation/depreciation	(9,204,726)	(32,570,323)	(17,115,362)
Net realized and unrealized loss	(9,204,911)	(24,770,258)	(17,115,362)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(9,342,010)	$(24,529,987)	$(17,131,944)
* Net of foreign tax withheld of:	$28,761	$—	$—

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2018	June 30, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(137,099)	$(315,239)
Net realized gain (loss) on investments and foreign currency transactions	(185)	2,203,842
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(9,204,726)	5,406,125
Net increase (decrease) in net assets resulting from operations	(9,342,010)	7,294,728

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(1,496,411)
From net realized gains		(3,034,872)
Total distributions to shareholders	(1,496,411)	(3,034,872)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	1,621,159	31,491,725
Reinvestment of distributions	1,069,997	2,898,919
Cost of shares redeemed[2]	(2,602,221)	(2,501,250)
Net increase in net assets from capital transactions	88,935	31,889,394

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,749,486)	36,149,250

NET ASSETS:
Beginning of period	63,082,237	26,932,987
End of period	$52,332,751	$63,082,237

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $11 and $40, respectively.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2018	June 30, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$240,271	$(150,131)
Net realized gain on investments	7,800,065	26,860,779
Net change in unrealized appreciation/depreciation on investments	(32,570,323)	12,222,905
Net increase (decrease) in net assets resulting from operations	(24,529,987)	38,933,553

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(24,613,660)
From net realized gains		(12,726,215)
Total distributions to shareholders	(24,613,660)	(12,726,215)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	8,554,720	937,472
Reinvestment of distributions	24,552,714	12,645,894
Cost of shares redeemed[2]	(2,541,912)	(1,202,626)
Retail Class[3]
Cost of shares redeemed	—	(11,280)
Net increase in net assets from capital transactions	30,565,522	12,369,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,578,125)	38,576,798

NET ASSETS:
Beginning of period	159,435,351	120,858,553
End of period	$140,857,226	$159,435,351

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $2,076 and $6, respectively.
[3]	Inception date of Retail Class was March 10, 2017. The Retail Class was liquidated on July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	December 31, 2018	June 30, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment (loss)	$(16,582)	$(130,977)
Net realized gain on investments	—	7,039,667
Net change in unrealized appreciation/depreciation on investments	(17,115,362)	20,911,186
Net increase in net assets resulting from operations	(17,131,944)	27,819,876

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions[1]	(2,291,347)
From net investment income		(74,946)
From net realized gains		(10,089,163)
Total distributions to shareholders	(2,291,347)	(10,164,109)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	4,288,439	4,156,907
Reinvestment of distributions	2,284,602	9,867,252
Cost of shares redeemed[2]	(1,682,741)	(15,111,059)
Net increase (decrease) in net assets from capital transactions	4,890,300	(1,086,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,532,991)	16,568,867

NET ASSETS:
Beginning of period	124,392,181	107,823,314
End of period	$109,859,190	$124,392,181

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $94 and $3,066, respectively.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Period Ended	Year Ended June 30,
	December 31,
	2018	2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$16.07	$14.65	$11.81	$12.19	$13.19	$11.82

Income from investment operations:
Net investment loss[1]	(0.04)	(0.10)	(0.07)	(0.07)	(0.08)	(0.03)
Net realized and unrealized
gain (loss) on investments	(2.38)	2.77	2.91	(0.27)	0.48	2.10
Total from investment operations	(2.42)	2.67	2.84	(0.34)	0.40	2.07

Less distributions:
From net investment income	—	—	—	(0.04)	—	—
From net realized gain	(0.39)	(1.25)	—	—	(1.40)	(0.70)
Total distributions	(0.39)	(1.25)	—	(0.04)	(1.40)	(0.70)
Net asset value, end of period	$13.26	$16.07	$14.65	$11.81	$12.19	$13.19
Total return[2]	(15.04)%[4]	18.65%	24.05%	(2.75)%	3.49%	17.67%

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,333	$63,082	$26,933	$21,782	$5,517	$24,402
Ratio of expenses to average net assets:
Before fees waived/recovered	1.47%[5]	1.53%	1.74%	2.52%	2.03%	2.24%
After fees waived/recovered	1.64%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment loss
to average net assets:
Before fees waived/recovered	(0.28)%[5]	(0.47)%	(0.57)%	(1.43)%	(0.96)%	(0.79)%
After fees waived/recovered	(0.45)%[5]	(0.64)%	(0.53)%	(0.61)%	(0.63)%	(0.25)%
Portfolio turnover rate	0%[4]	38%	65%	71%	69%[3]	64%

[1]	Based on average shares method.
[2]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Includes the value of portfolio securities delivered as a result of an in-kind redemption.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Small Cap Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

						Period From
	Period Ended					December 17, 2013*
	December 31,	Year Ended June 30,				through June 30,
	2018	2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$15.27	$12.75	$9.72	$11.45	$10.68	$10.00

Income from investment operations:
Net investment income (loss)[1]	0.02	(0.02)	0.01	0.02	— [2]	0.01
Net realized and unrealized
gain (loss) on investments	(2.33)	3.89	3.04	(1.14)	0.77	0.68
Total from investment operations	(2.31)	3.87	3.05	(1.12)	0.77	0.69

Less distributions:
From net investment income	—	—	(0.02)	— [2]	— [2]	(0.01)
From net realized gain	(2.28)	(1.35)	—	(0.61)	—	—
Total distributions	(2.28)	(1.35)	(0.02)	(0.61)	— [2]	(0.01)
Net asset value, end of period	$10.68	$15.27	$12.75	$9.72	$11.45	$10.68
Total return[3]	(14.64)%[4]	32.42%	31.39%	(9.63)%	7.26%	6.85%[4]

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$140,857	$159,435	$120,847	$130,705	$143,122	$133,422
Ratio of expenses to
average net assets:
Before fees waived	0.87%[5]	0.90%	0.90%	0.91%	0.89%	0.97%[5]
After fees waived	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%[5]
Ratio of net investment income
(loss) to average net assets:
Before fees waived	0.27%[5]	(0.16)%	(0.18)%	0.11%	(0.08)%	(0.03)%[5]
After fees waived	0.29%[5]	(0.11)%	(0.13)%	0.17%	(0.04)%	0.09%[5]
Portfolio turnover rate	11%[4]	72%	53%	67%	107%	55%[4,6]

*	Inception date of the Institutional Class was December 17, 2013.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

						Period From
	Period Ended					June 30, 2014*
	December 31,	Year Ended June 30,				through June 30,
	2018	2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$14.75	$12.61	$10.65	$10.77	$10.00	$10.00

Income from investment operations:
Net investment income (loss)[1]	—	(0.02)	0.04	0.07	0.04	—
Net realized and unrealized
gain (loss) on investments	(1.97)	3.48	2.10	(0.12)	0.74	— [2]
Total from investment operations	(1.97)	3.46	2.14	(0.05)	0.78	—

Less distributions:
From net investment income	—	(0.01)	(0.06)	(0.07)	(0.01)	—
From net realized gain	(0.27)	(1.31)	(0.12)	—	—	—
Total distributions	(0.27)	(1.32)	(0.18)	(0.07)	(0.01)	—
Net asset value, end of period	$12.51	$14.75	$12.61	$10.65	$10.77	$10.00
Total return[3]	(13.34)%[4]	28.67%	20.26%	(0.49)%	7.77%	0.00%[4]

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$109,859	$124,392	$107,823	$88,495	$82,980	$75,001
Ratio of expenses to
average net assets:
Before fees waived	0.79%[5]	0.81%	0.82%	0.83%	0.83%	0.01%[5,6]
After fees waived	0.75%[5]	0.75%	0.75%	0.75%	0.75%	0.00%[5,6]
Ratio of net investment income
(loss) to average net assets:
Before fees waived	(0.07)%[5]	(0.18)%	0.26%	0.59%	0.28%	(0.01)%[5,6]
After fees waived	(0.03)%[5]	(0.12)%	0.33%	0.67%	0.36%	0.00%[5,6]
Portfolio turnover rate	0%[4]	43%	43%	77%	90%	0%[4,7]

*	Inception date of the Institutional Class was June 30, 2014.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
[7]	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The EntrepreneurShares Global Fund now known as the ERShares Global Fund (the “Global Fund”), the Entrepreneur U.S. Small Cap Fund now known as the ERShares US Small Cap Fund (the “U.S. Small Cap Fund”), and the Entrepreneur U.S. Large Cap Fund now known as the ERShares US Large Cap Fund (the “U.S. Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Global Fund commenced operations on November 11, 2010. The U.S. Small Cap Fund commenced operations on December 17, 2013. The U.S. Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the Global Fund’s Sub-Advisor, and Weston Capital Advisors, LLC, the Global Fund’s investment advisor.

The investment objective of the U.S. Small Cap Fund is long-term capital appreciation. The U.S. Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Small Cap Fund’s investment advisor.

The investment objective of the U.S. Large Cap Fund is long-term capital appreciation. The U.S. Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Large Cap Fund’s investment advisor. Weston Capital Advisors, LLC and Capital Impact Advisors, LLC (together “Advisors”) are majority owned by Dr. Shulman.

The Global Fund, U.S. Small Cap Fund and the U.S. Large Cap Fund offer one share class, the Institutional Class.  Effective June 30, 2017, the U.S. Small Cap Fund ceased offering Retail Class shares to the public.  As described in the Prospectus, the Institutional Class shares do not have a 12b-1 fee.  The U.S. Small Cap Fund Retail Class shares were subject to a 0.25% distribution fee of average daily net assets. On July 31, 2017, the U.S. Small Cap Fund Retail Class shares were liquidated at the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2018.

Global Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel & Textile Products	$958,596	$—	$—	$958,596
Asset Management	841,813	940,478	—	1,782,291
Banking	1,049,839	—	—	1,049,839
Biotechnology & Pharmaceutical	4,290,764	1,000,418	—	5,291,182
Chemicals	681,146	—	—	681,146
Commercial Services	1,382,988	882,539	—	2,265,527
Consumer Products	952,723	—	—	952,723
Containers & Packaging	295,789	—	—	295,789
Electrical Equipment	1,032,111	—	—	1,032,111
Health Care Facilities & Services	1,047,175	—	—	1,047,175
Institutional Financial Services	1,819,957	—	—	1,819,957
Insurance	2,173,779	—	—	2,173,779
Iron & Steel	694,975	—	—	694,975
Leisure Products	682,539	—	—	682,539
Media	4,845,261	779,393	—	5,624,654
Oil, Gas & Coal	2,200,176	—	—	2,200,176
Real Estate	2,525,192	373,135	—	2,898,327
Retail – Consumer Staples	2,034,113	—	—	2,034,113
Retail – Discretionary	2,100,805	752,862	—	2,853,667
Semiconductors	1,311,851	—	—	1,311,851
Software	6,106,861	—	—	6,106,861
Specialty Finance	1,774,105	842,884	—	2,616,989
Technology Services	1,142,647	—	—	1,142,647
Telecommunications	—	2,350,049	—	2,350,049
Transportation & Logistics	714,208	—	—	714,208
Short-Term Investments	2,385,069	—	—	2,385,069
Total Investments	$45,044,482	$7,921,758	$—	$52,966,240

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

U.S. Small Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$134,964,501	$—	$—	$134,964,501
Short-Term Investments	13,305,972	—	—	13,305,972
Total Investments	$148,270,473	$—	$—	$148,270,473

U.S. Large Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$103,742,301	$—	$—	$103,742,301
Short-Term Investments	6,159,690	—	—	6,159,690
Total Investments	$109,901,991	$—	$—	$109,901,991

*	For further information regarding security characteristics, please see the Schedules of Investments.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes
The Funds intend to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the period ended December 31, 2018. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the period ended December 31, 2018, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on foreign currency in the statement of operations.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the best tax identification method.

Securities Lending
The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. This collateral is marked to market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

At December 31, 2018, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Global Fund	$635,499	$653,400
U.S. Small Cap	$7,239,279	$7,424,344
U.S. Large Cap	—	—

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Disclosures about Offsetting Assets and Liabilities

The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement
Weston Capital Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Weston Capital Advisors, LLC, pursuant to which Weston Capital Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2019, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Weston Capital Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Weston Capital Advisors, LLC.

The Global Fund/Weston Capital Advisors, LLC has used all previously recoverable expenses.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Weston Capital Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Weston Capital Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Weston Capital Advisors, LLC and the Sub-Advisor.

U.S. Small Cap Fund and U.S. Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the U.S. Small Cap Fund and the U.S. Large Cap Fund, oversees the performance of the U.S. Small Cap Fund and the U.S. Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. Small Cap Fund and the U.S. Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. Small Cap Fund’s average net assets and 0.65% of the U.S. Large Cap Fund’s average net assets.

Through November 1, 2019 for the U.S. Small Cap Fund and the U.S. Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. Small Cap Fund and the U.S. Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the U.S. Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. Small Cap Fund and 0.75% per annum of net assets attributable to shares of the U.S. Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. Small Cap Fund or the U.S. Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the U.S. Small Cap Fund and the U.S. Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

U.S. Small Cap & U.S. Large Cap/Capital Impact Advisors, LLC

Year of Expiration	Potential Recovery
	U.S. Small Cap Fund	U.S. Large Cap Fund
6/30/2019	$72,431	$66,377
6/30/2020	77,461	70,689
6/30/2021	69,215	70,676
6/30/2022	20,403	24,546
Total	$239,510	$232,288

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and the Global Fund’s Class A shares (not available for sale at this time). The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the Retail Class shares of the Funds to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of Retail Class shares. The Plan allows the Global Fund to use up to 0.25% of the average daily net assets attributable to the Class A shares to pay sales, distribution, and other fees for the sale of that class and for services provided to holders of Class A shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class or Class A shares, as applicable, and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the year ended June 30, 2018 and the year ended June 30, 2017 was as follows:

	Global Fund		U.S. Small Cap Fund		U.S. Large Cap Fund
Distribution paid from:	2018	2017	2018	2017	2018	2017
Ordinary income*	$1,398,039	$—	$2,117,103	$256,005	$2,287,030	$1,092,097
Long-term capital gains	1,636,833	—	10,609,112	—	7,877,079	404,731
Total distributions paid	$3,034,872	$—	$12,726,215	$256,005	$10,164,109	$1,496,828

*	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2018.

As of June 30, 2018, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		U.S. Small	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$54,755,409	$117,208,311	$87,311,371
Unrealized appreciation	11,253,551	46,108,982	38,884,015
Unrealized depreciation	(2,895,908)	(3,803,731)	(1,778,040)
Unrealized appreciation/depreciation
on foreign currency	(2,545)	17	8
Net unrealized appreciation	8,355,098	42,305,268	37,105,983
Undistributed ordinary income	909,431	4,928,476	609,655
Undistributed long-term capital gain	586,563	15,580,255	1,673,823
Distributable income	1,495,994	20,508,731	2,283,478
Other accumulated gain (loss)	—	—	—
Total accumulated gain	$9,851,092	$62,813,999	$39,389,461

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

Global Fund	Period Ended	Year Ended
Institutional Class	December 31, 2018	June 30, 2018
Shares sold	99,245	2,063,378
Shares issued on reinvestment	82,118	188,608
Shares redeemed	(160,428)	(164,064)
Net increase in capital share transactions	20,935	2,087,922

U.S. Small Cap Fund	Period Ended	Year Ended
Institutional Class	December 31, 2018	June 30, 2018
Shares sold	548,003	66,836
Shares issued on reinvestment	2,376,836	991,058
Shares redeemed	(181,617)	(91,940)
Net increase in capital share transactions	2,743,222	965,954

Retail Class[1]
Shares redeemed	—	(872)
Net decrease in capital share transactions	—	(872)

U.S. Large Cap Fund	Period Ended	Year Ended
Institutional Class	December 31, 2018	June 30, 2018
Shares sold	285,356	301,123
Shares issued on reinvestment	187,109	750,361
Shares redeemed	(121,090)	(1,169,946)
Net increase (decrease) in capital share transactions	351,375	(118,462)

[1]	Inception date of U.S. Small Cap Fund Retail Class was March 10, 2017. The Retail Class was liquidated on July 31, 2017.

7. RELATED PARTIES

At December 31, 2018, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds.  Refer to Note 3 for more information.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, for the benefit of its shareholders, MAC & Co., held 60.7%, and National Financial Services, LLC held 27.3% of the total Global Fund shares outstanding, respectively. As of December 31, 2018, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Small Cap Fund, held 92.1% of the total U.S. Small Cap Fund Institutional Class shares outstanding. As of December 31, 2018, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Large Cap Fund, held 88.0% of the total U.S. Large Cap Fund shares outstanding.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

9. INVESTMENT TRANSACTIONS

During the period ended December 31, 2018, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		U.S. Small	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$2,924	$27,199,535	$—
Sales:	$391	$17,128,634	$—

The Funds did not have any purchases or sales of U.S. Government Securities.

10. MARKET RISK

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (“NAV”) of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund.

11. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its net asset value (“NAV”), and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country  risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12. RECENTLY ISSUED ACCOUNTING STANDARDS

In August, 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of December 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Funds’ financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of December 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund’s net assets or results of operations.

13. SUBSEQUENT EVENTS EVALUATION

Effective as of February 15, 2019, the name of the Funds changed as follows:

•	EntrepreneurShares Global Fund changed to ERShares Global Fund

•	Entrepreneur U.S. Small Cap Fund changed to ERShares US Small Cap Fund

•	Entrepreneur U.S. Large Cap Fund changed to ERShares US Large Cap Fund

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2018 (Unaudited)

1. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

On September 12, 2018, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements for the EntrepreneurShares Global Fund now known as the ERShares Global Fund (the “Global Fund”), the Entrepreneur U.S. Small Cap Fund now know as the ERShares US Small Cap Fund (the “Small Cap Fund”), and the Entrepreneur U.S. Large Cap Fund now know as the ERShares US Large Cap Fund (the “Large Cap Fund”) (collectively referred to as the “Funds”).  Subsequent to that meeting, all of the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”) met in person on September 24, 2018, to discuss the continuation of the investment advisory and sub-advisory agreements for the Funds.

Weston Capital Advisors, LLC (“Weston”) is the Global Fund’s investment advisor, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-advisor.  Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment advisor to both the Small Cap Fund and the Large Cap Fund.  Weston, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.”  The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meetings, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.  In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

In advance of the meeting, the Advisers sent detailed information to the Trustees to assist them in their evaluation of the Advisory Agreements.  This information included, but was not limited to, a memorandum that summarized the legal standards applicable to the Trustees’ consideration of the Advisory Agreements; information regarding the Advisers’ personnel and investment process; comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Advisers’ profitability; financial information about the Advisers; information about brokerage commissions; comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about amounts paid to financial intermediaries; information about the Funds’ compliance program; and other information the Trustees believed was useful in evaluating the approval of the Advisory Agreements.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Trustees”), meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the Advisory Agreements.  The Trustees recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Trustees and the Advisers, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

The material determinations of the Board of Trustees, including all of the Independent Trustees, are described below:

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services provided to the Funds by the Advisers are good, and that the nature and extent of the services provided by the Advisers are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.  They believe that the following factors, among others, support these conclusions: (1) the Advisers maintain sufficient staff and resources to

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

support the Funds, which allows the Advisers to meet the investment objectives of the Funds; (2) the Advisers have engaged service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Advisers, that have strong backgrounds and experience in the mutual fund industry; and (3) past actions of the Advisers demonstrate the Advisers’ active oversight of service providers to the Funds, as they have taken actions to ensure that such service providers are performing well, and have, when necessary, replaced service providers who do not perform well.

Comparative Fees and Expenses

The Trustees noted positively, that the advisory fees and net expense ratios of the Small Cap Fund were less than its peer group’s average advisory fee and net expense ratio, and that the Large Cap Fund’s net expense ratio was less than its peer group’s average net expense ratio.  While the Large Cap Fund’s advisory fee was greater than the average advisory fee of its peer group, and while the Global Fund’s advisory fee and net expense ratio were greater than its peer group’s average advisory fee and net expense ratio, the Trustees felt that the advisory fees and the expense ratio were within a reasonable range of comparable mutual funds.  So, the Trustees concluded that the advisory fees and net expense ratios of the Funds were reasonable, and they believe that the following factors, among others, support these conclusions: (1) the long-term returns of the Funds exceeded their peer groups (for example, the Small Cap Fund’s three-year annualized return was 16.70%, the peer group’s average three-year annualized return was 11.91%, and the entire Small Cap Growth category’s average three-year annualized return was 11.40%; the Large Cap Fund’s three-year annualized return was 15.21%, the peer group’s average three-year annualized return was 12.96%, and the entire Large Growth category’s average three-year annualized return was 12.75%; and the Global Fund’s five-year annualized return was 11.11%, the peer group’s average five-year annualized return was 10.41%, and the entire World Stock category’s average five-year annualized return was 8.78%); and (2) the Funds are still relatively small in assets under management when compared to their peer groups, and the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds.

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Advisers is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Advisers’ other clients are reasonable.  They believe that the following factors, among others, support these conclusions: (1) the services performed by the Advisers for the Funds generally require a higher level of service and compliance oversight than the services performed for the separate accounts; (2) the Advisers provide tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders; and (3) increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent, and the Advisers absorb a significant portion of the costs associated with these intermediaries (as a result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts).

Performance

The Trustees concluded that the performance of the Funds has been good on a relative basis and on an absolute basis.  They continue to believe that the Advisers’ discipline should lead to favorable results in the long-term, and concluded that renewal of the Advisory Agreements was in the best interest of the Funds’ shareholders.  They believe that the following factors, among others, support these conclusions: (1) the Advisers manage the Funds in a manner that is materially consistent with their stated investment objective and style; and (2) the long-term returns of the Funds exceeded their peer groups (for example, the Small Cap Fund’s three-year annualized return was 16.70%, the peer group’s average three-year annualized return was 11.91%, and the entire Small Cap Growth category’s average three-year annualized return was 11.40%; the Large Cap Fund’s three-year annualized return was 15.21%, the peer group’s average three-year annualized return was 12.96%, and the entire Large Growth category’s average three-year annualized return was 12.75%; and the Global Fund’s five-year annualized return was 11.11%, the peer group’s average five-year annualized return was 10.41%, and the entire World Stock category’s average five-year annualized return was 8.78%).

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts.  This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.  The Trustees concluded that the level of profitability realized by the Advisers from their provision of services to the Funds is reasonable, and, as noted above, that the overall expense ratios and investment advisory fees were fair and reasonable.  They believe that the following factors, among others, support these conclusions: (1) taking into account the intermediary fees that the Advisers pay in connection with managing the Funds, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separate accounts; (2) the Advisers expend significant resources and revenue to manage and distribute the Funds; and (3) the Advisers are subsidizing the expenses of the Funds to ensure the Funds remain competitive with other funds

Economies of Scale

The Trustees concluded that the current fees were appropriate at foreseeable asset levels without the need for breakpoints.  They believe that the following factors, among others, support these conclusions: (1) based on the materials reviewed at the meeting and the size of the Funds, the Funds have not realized economies of scale; and (2) many of the Funds’ expenses increase as the Funds’ assets grow, such as the intermediary service fees and the costs of conducting research to explore additional investments.

Fall-Out Benefits

The Trustees concluded that the other benefits realized by the Advisers from their relationship with the Funds were reasonable.  They believe that the following factors, among others, support this conclusion: (1) while the Advisers may derive ancillary benefits from their association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds, the Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process; and (2) while managing the Funds may have provided more visibility for the Advisers in the industry in general, the primary focus of this visibility has been the Funds, and it has been beneficial to the Funds.

Conclusion

After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisers, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the Advisory Agreements are fair and reasonable and that the continuation of the Advisory Agreement is in the best interest of the Funds and their shareholders.  Accordingly, the Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreements.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

2. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

3. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

4. HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

EntrepreneurShares Global Fund Investment Advisor
Weston Capital Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

EntrepreneurShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Entrepreneur U.S. Small Cap Fund and Entrepreneur U.S. Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
919 East Main Street, Suite 1800
Richmond, VA 23219

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue, Suite 300A
Garden City, NY 11530

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Semi-Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.”  This Semi-Annual Report relates to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneur 30 ETF	ENTR
ERShares Non-US Small Cap ETF	ERSX

The Funds are exchange-traded funds.  This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices.  The market price for the Fund’s shares may be different from its net asset value per share (“NAV”).

December 31, 2018

175 Federal Street
Suite #875
Boston, MA 02110
Toll Free: 877-271-8811

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports will apply to all of the Funds in the EntrepreneurShares fund family.

Expense Examples	December 31, 2018 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2018 and held through the period ended December 31, 2018.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, the return of 5% is hypothetical, not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual	Hypothetical
	Beginning	Ending	Ending
	Account	Account	Account	Actual		Hypothetical	Annualized
	Value	Value	Value	Expenses	Total	Expenses	Net Expense
Fund	7/1/18	12/31/18	12/31/18	Paid(1)	Return	Paid(2)(3)	Ratio
ERShares Entrepreneur 30 ETF	$1,000.00	$ 827.90	$1,022.74	$2.26	(17.21)%	$2.50	0.49%
ERShares Non-US Small Cap ETF	$1,000.00	$1,000.20(4)	$1,021.42	$0.08(4)	1.87%(4)	$3.82	0.75%

(1)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

(2)
Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.
(4)
Information shown reflects values for the period December 27, 2018 (commencement of operations) to December 31, 2018 and has been calculated using expense ratios and rates of return of the same period.

Semi-Annual Shareholder Report

2

ERShares Entrepreneur 30 ETF	December 31, 2018 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	17.2%
Consumer Discretionary	11.4%
Energy	5.3%
Financials	17.5%
Health Care	10.3%
Industrials	3.0%
Materials	2.4%
Technology	32.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of December 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 99.1%

Communications — 17.0%
3,339	Alphabet, Inc., Class A†	$3,489,121
28,076	Facebook, Inc., Class A†	3,680,483
7,472	Netflix, Inc.†	1,999,956
53,516	Zayo Group Holdings, Inc.†	1,222,305
		10,391,865
Consumer Discretionary — 11.3%
3,341	Amazon.com, Inc. †	5,018,082
36,330	Las Vegas Sands Corp.	1,890,977
		6,909,059
Energy — 5.3%
44,541	Continental Resources, Inc.†	1,790,103
90,643	Parsley Energy, Inc., Class A†	1,448,475
		3,238,578
Financials — 17.4%
5,445	BlackRock, Inc.	2,138,905
11,951	FleetCor Technologies, Inc.†	2,219,539
21,813	Intercontinental Exchange, Inc.	1,643,173
24,076	Prologis, Inc.	1,413,743
42,841	SEI Investments Co.	1,979,254
21,962	Square, Inc., Class A†	1,231,849
		10,626,463
Health Care — 10.2%
6,823	Regeneron Pharmaceuticals, Inc.†	2,548,391
28,087	Seattle Genetics, Inc.†	1,591,409
17,916	Universal Health
	Services, Inc., Class B	2,088,289
		6,228,089
Industrials — 3.0%
11,297	FedEx Corp.	1,822,545
Materials — 2.3%
47,520	Steel Dynamics, Inc.	1,427,501
Technology — 32.6%
33,420	Akamai Technologies, Inc.†	2,041,294
4,627	CoStar Group, Inc.†	1,560,872
21,859	Fortinet, Inc.†	1,539,529
13,769	IPG Photonics Corp.†	1,559,890
33,362	Microchip Technology, Inc.	2,399,395
10,646	NVIDIA Corp.	1,421,241
15,787	Salesforce.com, Inc.†	2,162,345
47,233	SS&C Technologies Holdings, Inc.	2,130,681
17,652	Synopsys, Inc.†	1,487,004
17,931	Veeva Systems, Inc., Class A†	1,601,597
12,524	Workday, Inc., Class A†	1,999,832
		19,903,680
Total Common Stocks
(Cost $65,673,787)		$60,547,780
Total Investments — 99.1%
(Cost $65,673,787)		$60,547,780
Other Assets less Liabilities — 0.9%		526,053
Net Assets — 100.0%		$61,073,833

†	Non-income producing security

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

3

ERShares Non-US Small Cap ETF	December 31, 2018 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	11.8%
Consumer Discretionary	17.7%
Consumer Staples	2.9%
Energy	3.1%
Financials	11.9%
Health Care	16.3%
Industrials	11.8%
Materials	3.2%
Real Estate	2.9%
Technology	18.4%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of December 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 68.1%

Communications — 8.0%
21,582	Fang Holdings, Ltd. ADR	$30,863
2,758	Sea, Ltd. ADR	31,221
5,404	Trivago NV ADR	30,425
500	YY, Inc. ADR†	29,930
		122,439
Consumer Discretionary — 12.0%
14,948	boohoo Group PLC†	30,837
1,016	Flight Centre Travel Group, Ltd.	30,725
13,618	Harvey Norman Holdings, Ltd.	30,312
1,314	Rocket Internet SE†	30,355
1,112	Spin Master Corp.†	31,270
9,972	Sports Direct International PLC†	30,267
		183,766
Consumer Staples — 2.0%
1,102	Fevertree Drinks PLC	30,901
Energy — 2.1%
2,320	Geopark, Ltd.†	32,062
Financials — 8.1%
1,488	Burford Capital, Ltd.	31,390
182	Enstar Group, Ltd.†	30,498
726	Noah Holdings, Ltd. ADR†	31,450
8,804	Platinum Asset Management, Ltd.	30,151
		123,489
Health Care — 11.1%
3,318	AC Immune SA	31,355
1,864	Cellectis SA	31,918
298	GW Pharmaceuticals PLC ADR†	29,022
1,286	InflaRx NV	46,771
2,430	ObsEva SA	30,764
		169,830
Industrials — 8.1%
514	51job, Inc. ADR†	32,094
292	Cimpress NV†	30,199
2,726	HomeServe PLC	30,111
2,520	SEEK, Ltd.	30,064
		122,468
Materials — 2.2%
19,150	Ivanhoe Mines, Ltd.†	33,245
Real Estate — 2.0%
448	FirstService Corp.	30,745
Technology — 12.5%
2,075	Hollysys Automation
	Technologies, Ltd.	36,333
1,040	Isra Vision AG	28,880
1,588	Materialise NV ADR	31,808
960	Mimecast, Ltd.†	32,285
1,364	Radware, Ltd.	30,976
2,614	WiseTech Global, Ltd.	31,164
		191,446
Total Common Stocks
(Cost $1,013,535)		$1,040,391
Total Investments — 68.1%
(Cost $1,013,535)		$1,040,391
Other Assets less Liabilities — 31.9%		487,659
Net Assets — 100.0%		$1,528,050

†	Non-income producing security
ADR — American Depositary Receipt
AG — Aktiengesellschaft (German Public Limited Company)
NV — Naamloze Vennootschap (Dutch Stock Company)
PLC — Public Limited Company
SA — Societe Anonyme (French Investment Bank)
SE — Societas Europaea (European Stock Company)

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

4

ERShares Non-US Small Cap ETF (Continued)	December 31, 2018 (Unaudited)

Schedule of Investments Country of Risk Table
		Percentage of
	Value	Investments at Value
China	$160,670	15.4%
Australia	152,416	14.6%
United Kingdom	151,138	14.5%
Germany	136,431	13.1%
Canada	95,260	9.2%
United States	63,675	6.1%
Switzerland	62,119	6.0%
Chile	32,062	3.1%
France	31,918	3.1%
Belgium	31,808	3.1%
Singapore	31,221	3.0%
Israel	30,976	3.0%
Bermuda	30,498	2.9%
Netherlands	30,199	2.9%
	$1,040,391	100.0%

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

5

Statements of Assets and Liabilities	December 31, 2018 (Unaudited)

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Assets:
Investments, at value (Cost $65,673,787 and $1,013,535)	$60,547,780	$1,040,391
Cash	522,170	487,124
Dividends receivable	30,789	47
Receivable for investments sold	—	36,215
Total Assets	61,100,739	1,563,777
Liabilities:
Payable for investments purchased	—	35,603
Accrued expenses:
Management fee	26,906	124
Total Liabilities	26,906	35,727
Net Assets	$61,073,833	$1,528,050
Net Assets consist of:
Capital	$67,260,056	$1,500,000
Total Distributable Earnings / (Loss)	(6,186,223)	28,050
Net Assets	$61,073,833	$1,528,050
Net Assets:	$61,073,833	$1,528,050
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	4,350,000	100,000
Net Asset Value (offering and redemption price per share):	$14.04	$15.28

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

6

Statements of Operations	For the six months ended December 31, 2018 (Unaudited)

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF(a)
Investment Income:
Dividend income (Net of foreign tax withholding of $— and $15)	$210,962	$47
Total Investment Income	210,962	47
Expenses:
Management fee	183,365	124
Total Net Expenses	183,365	124
Net Investment Income (Loss)	27,597	(77)
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	(472,619)	1,271
Net realized gains (losses) on in-kind transactions	(59,143)	—
Change in unrealized appreciation/depreciation on investments	(12,885,460)	26,856
Net Realized and Unrealized Gains (Losses) on Investments	(13,417,222)	28,127
Change in Net Assets Resulting From Operations	$(13,389,625)	$28,050

(a)	For the period from the commencement of operations on December 27, 2018 through December 31, 2018.

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

7

Statements of Changes in Net Assets

	ERShares		ERShares
	Entrepreneur 30 ETF		Non-US Small Cap ETF
			For the period
		For the period	December 27, 2018(a)
	Six Months Ended	November 7, 2017(a)	through
	December 31, 2018	through	December 31, 2018
	(Unaudited)	June 30, 2018	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$27,597	$99,005	$(77)
Net realized gains (losses) from investment
transactions and in-kind redemptions	(531,762)	1,651,842	1,271
Change in unrealized appreciation/
depreciation on investments	(12,885,460)	7,759,453	26,856
Change in net assets resulting from operations	(13,389,625)	9,510,300	28,050
Distributions to Shareholders:
Total Distributions(b)	(2,262,914)	(43,984)	—
Change in net assets from distributions	(2,262,914)	(43,984)	—
Capital Transactions:
Proceeds from shares issued	4,516,565	64,347,695	1,500,000
Cost of shares redeemed	(1,604,204)	—	—
Change in net assets from capital transactions	2,912,361	64,347,695	1,500,000
Change in net assets	(12,740,178)	73,814,011	1,528,050
Net Assets:
Beginning of period	73,814,011	—	—
End of period	$61,073,833	$73,814,011	$1,528,050
Share Transactions:
Issued	250,000	4,200,000	100,000
Redeemed	(100,000)	—	—
Change in shares	150,000	4,200,000	100,000

(a)	Commencement of operations.
(b)
Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018 and the period ended June 30, 2018. Comparable prior year information has been revised to reflect current year presentation. See Note (2) D in the Notes to Financial Statements for more information regarding distributions and see Note (8) in the Notes to Financial Statements for more information regarding recently issued accounting standards.

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

8

Financial Highlights

Ratio of
Net
			Net									Investment	Net
			Realized &			Distributions					Ratio	Income	Assets
			Unrealized		Distri-	from Net		Net		Total	of Net	(Loss) to	at
	Net Asset	Net	Gains	Total	butions	Realized		Asset	Total	Return	Expenses	Average	End
	Value,	Investment	(Losses)	from	from Net	Gains from	Total	Value,	Return	at	to Net	Net	of	Portfolio
	Beginning	Income	on	Investment	Investment	Investment	Distri-	End of	at NAV	Market	Assets	Assets	Period	Turnover
	of Period	(Loss)	Investments	Activities	Income	Transactions	butions	Period	(a)(b)	(a)(c)	(d)	(d)	(000’s)	(a)
ERShares Entrepreneur 30 ETF
Six Months ended
December 31, 2018
(Unaudited)	$17.57	0.01	(3.02)	(3.01)	(0.03)	(0.49)	(0.52)	$14.04	(17.21)%	(17.45)%	0.49%	0.07%	$61,074	16%
November 7, 2017(e)
through
June 30, 2018	$15.00	0.03	2.55	2.58	(0.01)	—	(0.01)	$17.57	17.43%	17.76%	0.49%	0.25%	$73,814	32%
ERShares Non-US Small Cap ETF
December 27, 2018(e)
through
December 31, 2018
(Unaudited)	$15.00	—(f)	0.28	0.28	—	—	—	$15.28	1.87%	2.27%	0.75%	(0.46)%	$1,528	3%

(a)	Not annualized for periods less than one year.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(d)	Annualized for periods less than one year.
(e)	Commencement of operations.
(f)	Amount is less than $(0.005).

(The accompanying notes are an integral part of these Financial Statements)

Semi-Annual Shareholder Report

9

Notes to Financial Statements	December 31, 2018 (Unaudited)

(1)  Organization

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneur 30 ETF and the ERShares Non-US Small Cap ETF (individually referred to as a “Fund”, or collectively as the “Funds”). The Funds are exchange-traded funds whose investment objectives are to seek investment results that correspond (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in a particular issuer than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The ERShares Non-US Small Cap ETF commenced operations on December 27, 2018.

Shares of the Funds are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Semi-Annual Shareholder Report

10

Notes to Financial Statements (Continued)	December 31, 2018 (Unaudited)

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of December 31, 2018, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Level 1	Level 2	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$60,547,780	$—	$60,547,780
Total Investments	$60,547,780	$—	$60,547,780
ERShares Non-US Small Cap ETF
Common Stocks(1)	$643,316	$397,075	$1,040,391
Total Investments	$643,316	$397,075	$1,040,391

(1)	Please see the Schedule of Investments for industry classifications.

Semi-Annual Shareholder Report

11

Notes to Financial Statements (Continued)	December 31, 2018 (Unaudited)

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.  Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.  Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders any net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E.  Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)  Investment Advisory and Other Contractual Services

A.  Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified fee”. The ERShares Entrepreneur 30 ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares Non-US Small ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Unified fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B.  General

At December 31, 2018, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Funds.

Semi-Annual Shareholder Report

12

Notes to Financial Statements (Continued)	December 31, 2018 (Unaudited)

(4)  Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2018 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$11,467,264	$13,910,566
ERShares Non-US Small Cap ETF	35,603	36,215

Purchases and sales of in-kind transactions for the period ended December 31, 2018 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$4,515,959	$1,603,078
ERShares Non-US Small Cap ETF	1,012,876	—

(5)  Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended December 31, 2018, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Entrepreneur 30 ETF	42,625	$4,515,959
ERShares Non-US Small Cap ETF	135,082	1,012,876

(6)  Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Semi-Annual Shareholder Report

13

Notes to Financial Statements (Continued)	December 31, 2018 (Unaudited)

As of December 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
	of Securities	Appreciation	Depreciation	(Depreciation)
ERShares Entrepreneur 30 ETF	$66,383,725	$3,457,359	$(9,293,304)	$(5,835,945)
ERShares Non-US Small Cap ETF	1,013,535	31,454	(4,598)	26,856

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to wash sale activity.

(7)  Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)  Recently Issued Accounting Standards

In August, 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”).  This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement.  ASU 2018-13 does not change fair value measurements already required or permitted by existing standards.  ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.  The Funds’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of December 31, 2018.  Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Funds’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of December 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund’s net assets or results of operations.

(9)  Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2018.

Semi-Annual Shareholder Report

14

Additional Information	December 31, 2018 (Unaudited)

CONSIDERATION AND APPROVAL OF MANAGEMENT AND ADVISORY AGREEMENT –
ERSHARES ENTREPRENEUR 30 ETF

With regard to the ERShares Entrepreneur 30 ETF, the Board of Trustees approved the initial investment advisory agreement in September 2017, and the agreement had an initial two-year term, as permitted by the Investment Company Act of 1940.  The Board will approve the continuation of this investment advisory agreement in 2019 prior to the expiration of the initial two-year term.  Provided below, is a discussion of the approval of the investment advisory agreement for an initial two-year term.

On September 13, 2017, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met in person to discuss, among other things, the initial approval of the investment advisory agreement for the ERShares Entrepreneur 30 ETF, between the Trust, on behalf of the ERShares Entrepreneur 30 ETF, and Capital Impact Advisors, LLC (the “Adviser”).  The ERShares Entrepreneur 30 ETF was a newly formed fund at the time of the meeting, with no operations as it did not commence operations until November 2017.  The Adviser is responsible for management of the investment portfolio of the ERShares Entrepreneur 30 ETF, and for overall management of the ERShares Entrepreneur 30 ETF’s business and affairs pursuant to the investment advisory agreement.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the investment advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.  In addition to the materials requested by the Trustees in connection with their consideration of the approval of the investment advisory agreement, the Trustees received materials regarding the investment advisory and sub-advisory agreements of the other series of the Trust, which supported some of the Trustees’ determination by analogy.

In advance of the meeting, the Adviser sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreement.  This information included, but was not limited to, a memorandum that summarized the legal standards applicable to the Trustees’ consideration of the investment advisory agreement; information regarding the Adviser’s personnel and investment process; information relating to the ERShares Entrepreneur 30 ETF’s proposed management fee and estimated expenses; information on the Adviser’s profitability; financial information about the Adviser; information about the ERShares Entrepreneur 30 ETF’s compliance program; and other information the Trustees believed was useful in evaluating the approval of the investment advisory agreement.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the ERShares Entrepreneur 30 ETF (the “Independent Trustees”), meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the investment advisory agreement.

The material determinations of the Board of Trustees, including all of the Independent Trustees, are described below:

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services to be provided to the ERShares Entrepreneur 30 ETF by the Adviser are good, based on their experience with the Adviser to date, and that the nature and extent of the services to be provided by the Adviser are appropriate to assure that the ERShares Entrepreneur 30 ETF’s operations will be conducted in compliance with applicable laws, rules and regulations.  In making these conclusions, the Trustees noted their experience with the services the Adviser provides the Entrepreneur U.S. Small Cap Fund (the “Small Cap Fund”), and the Entrepreneur U.S. Large Cap Fund (the “Large Cap Fund”), both existing series of the Trust, noting that they are pleased with quality of these services.  They believe that the following factors, among others, support these conclusions: the Adviser maintains sufficient staff and resources to support the ERShares Entrepreneur 30 ETF, which will allow the Adviser to meet the investment objective of the ERShares Entrepreneur 30 ETF; and the Adviser has engaged service providers to the ERShares Entrepreneur 30 ETF that are experienced in exchange traded funds, and have strong experience in exchange traded products.

Comparative Fees and Expenses

The Trustees discussed the proposed management fee and estimated expenses of the ERShares Entrepreneur 30 ETF, and discussed how they compare to similar exchange traded funds.  Based on this discussion, the Trustees determined that the proposed management fee and estimated expenses were within a reasonable range of comparable exchange traded funds.  So, the Trustees concluded that the proposed management fee is reasonable.

Semi-Annual Shareholder Report

15

Additional Information (Continued)	December 31, 2018 (Unaudited)

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in management fees between the ERShares Entrepreneur 30 ETF and the separate accounts managed by the Adviser is reasonable.  They believe that the following factors, among others, support this conclusion: the services to be performed by the Adviser for the ERShares Entrepreneur 30 ETF generally require a higher level of service and compliance oversight than the services performed for the separate accounts; the Adviser will provide tailored investment advisory services to the ERShares Entrepreneur 30 ETF in order to accommodate the cash flow volatility that may be presented by the purchases and redemptions of fund shares.

Performance

The Trustees noted that the ERShares Entrepreneur 30 ETF has not yet begun operations.  By analogy, they examined the positive performance of the Small Cap Fund and the Large Cap Fund, which are advised by the Adviser.  While the performance of those Funds is not necessarily comparable to what can be expected for the ERShares Entrepreneur 30 ETF, as the ERShares Entrepreneur 30 ETF is an index fund and an exchange traded fund, the Trustees determined that they believe the Adviser has demonstrated good investment advisory skills, which should benefit the ERShares Entrepreneur 30 ETF and its future shareholders.  The Trustees also discussed the index methodology for the Entrepreneur 30 Index with the Adviser, and reviewed the 10-year back-tested performance of the Entrepreneur 30 Index compared to the Russell 1000 Growth Index, which showed outperformance of the Index.  While the Trustees understand that past performance does not guarantee future results and that the value of the back-tested performance has limitations, they concluded that they believe the Index has the potential to provide positive performance for the ERShares Entrepreneur 30 ETF’s future shareholders.

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts.  This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.  The Trustees concluded that the level of profitability estimated to be realized by the Adviser from its provision of services to the ERShares Entrepreneur 30 ETF is reasonable, and, as noted above, that the estimated expense ratio and proposed management fee are fair and reasonable.  They believe that the following factors, among others, support these conclusions: the Adviser has expended, and has stated that it will expend, significant resources and revenue to manage and distribute the ERShares Entrepreneur 30 ETF; and the Adviser has demonstrated a willingness to support the growth of the ERShares Entrepreneur 30 ETF for the foreseeable future.

Economies of Scale

The Trustees concluded that the proposed management fee, which is a “unified fee,” is appropriate given the nature of the ERShares Entrepreneur 30 ETF as an index fund and an exchange traded fund.  They noted that the ERShares Entrepreneur 30 ETF is newly formed, with no operations, and has not realized economies of scale, which further supports the reasonableness of the current management fee.

Fall-Out Benefits

The Trustees concluded that the other benefits that may be realized by the Adviser from its relationship with the ERShares Entrepreneur 30 ETF are reasonable.  They believe that the following factors, among others, support this conclusion: while the Adviser may derive ancillary benefits from its association with the ERShares Entrepreneur 30 ETF in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the ERShares Entrepreneur 30 ETF, the Trustees determined that based on the past practice of the Adviser such products and services will be used for legitimate purposes; and while managing the ERShares Entrepreneur 30 ETF may provide more visibility for the Adviser in the industry in general, based on past experience, the primary focus of this visibility will be the ERShares Entrepreneur 30 ETF, and it is expected it will be beneficial to the ERShares Entrepreneur 30 ETF.

Conclusion

After reviewing the material provided for the meeting, management’s presentation and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement is fair and reasonable and that entering into the investment advisory agreement is in the best interest of the ERShares Entrepreneur 30 ETF and its future shareholders.  Accordingly, the Trustees, including the Independent Trustees voting separately, approved the investment advisory agreement.

Semi-Annual Shareholder Report

16

Additional Information (Continued)	December 31, 2018 (Unaudited)

CONSIDERATION AND APPROVAL OF MANAGEMENT AND ADVISORY AGREEMENT –
ERSHARES NON-US SMALL CAP ETF

On December 19, 2018, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met in person to discuss, among other things, the initial approval of the investment advisory agreement for the ERShares Non-US Small Cap ETF, between the Trust, on behalf of the ERShares Non-US Small Cap ETF, and Capital Impact Advisors, LLC (the “Adviser”).  The ERShares Non-US Small Cap ETF was a newly formed exchange traded fund at the time of the meeting, with no operations as it did not commence operations until December 28, 2018.  The Adviser is responsible for management of the investment portfolio of the ERShares Non-US Small Cap ETF, and for overall management of the ERShares Non-US Small Cap ETF business and affairs pursuant to the investment advisory agreement.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the investment advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.  In addition to the materials requested by the Trustees in connection with their consideration of the approval of the investment advisory agreement, the Trustees received materials regarding the investment advisory and sub-advisory agreements of the other series of the Trust, which supported some of the Trustees’ determination by analogy.

The Adviser sent detailed information to the Trustees to assist them in their evaluation of the investment advisory agreement.  This information included, but was not limited to, a memorandum that summarized the legal standards applicable to the Trustees’ consideration of the investment advisory agreement; information regarding the Adviser’s personnel and investment process; information relating to the ERShares Non-US Small Cap ETF’s proposed management fee and estimated expenses; information on the Adviser’s profitability; financial information about the Adviser; information about the ERShares Non-US Small Cap ETF’s compliance program; and other information the Trustees believed was useful in evaluating the approval of the investment advisory agreement.

All of the factors discussed by the Trustees were considered as a whole, and were considered separately by the members of the Board of Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the ERShares Non-US Small Cap ETF (the “Independent Trustees”), meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the investment advisory agreement.

The material determinations of the Board of Trustees, including all of the Independent Trustees, are described below:

Nature and Quality of Investment Advisory Services

The Trustees concluded that the nature, extent and quality of the investment advisory services to be provided to the ERShares Non-US Small Cap ETF by the Adviser are good, based on their experience with the Adviser to date, and that the nature and extent of the services to be provided by the Adviser are appropriate to assure that the ERShares Non-US Small Cap ETF’s operations will be conducted in compliance with applicable laws, rules and regulations.  In making these conclusions, the Trustees noted their experience with the services the Adviser provides the Entrepreneur U.S. Small Cap Fund (the “Small Cap Fund”), the Entrepreneur U.S. Large Cap Fund (the “Large Cap Fund”), and the ERShares Entrepreneur 30 ETF (“Entrepreneur 30 ETF”), all existing series of the Trust, noting that they are pleased with quality of these services.  They believe that the following factors, among others, support these conclusions: (1) the Adviser maintains sufficient staff and resources to support the ERShares Non-US Small Cap ETF, which will allow the Adviser to meet the investment objective of the ERShares Non-US Small Cap ETF; and (2) the Adviser has engaged service providers to the ERShares Non-US Small Cap ETF that are experienced in exchange traded funds, and have strong experience in exchange traded products.

Comparative Fees and Expenses

The Trustees discussed the proposed management fee and estimated expenses of the ERShares Non-US Small Cap ETF, and discussed how they compare to similar exchange traded funds.  Based on this discussion, the Trustees determined that the proposed management fee and estimated expenses were within a reasonable range of comparable exchange traded funds.  So, the Trustees concluded that the proposed management fee is reasonable.

Comparison of Fee Structures of Other Accounts

The Trustees concluded that the differential in management fees between the ERShares Non-US Small Cap ETF and the separate accounts managed by the Adviser is reasonable.  They believe that the following factors, among others, support this conclusion: (1) the services to be performed by the Adviser for the ERShares Non-US Small Cap ETF generally require a higher level of service and compliance oversight than the services performed for the separate accounts; and (2) the Adviser will provide tailored investment advisory services to the ERShares Non-US Small Cap ETF in order to accommodate the cash flow volatility that may be presented by the purchases and redemptions of shares of the ERShares Non-US Small Cap ETF.

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Additional Information (Continued)	December 31, 2018 (Unaudited)

Performance

The Trustees noted that the ERShares Non-US Small Cap ETF has not yet begun operations.  By analogy, they examined the positive performance of the Small Cap Fund, the Large Cap Fund and the Entrepreneur 30 ETF, which are advised by the Adviser.  While the performance of those funds is not necessarily comparable to what can be expected for the ERShares Non-US Small Cap ETF, the Trustees determined that they believe the Adviser has demonstrated good investment advisory skills, which should benefit the ERShares Non-US Small Cap ETF and its future shareholders.

Costs and Profitability

The Trustees recognized that it is difficult to make comparisons of profitability from investment advisory contracts.  This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital.  The Trustees concluded that the level of profitability estimated to be realized by the Adviser from its provision of services to the ERShares Non-US Small Cap ETF is reasonable, and, as noted above, that the estimated expense ratio and proposed management fee are fair and reasonable.  They believe that the following factors, among others, support these conclusions: (1) the Adviser has expanded, and has stated that it will expend, significant resources and revenue to manage and distribute the ERShares Non-US Small Cap ETF; and the Adviser has demonstrated a willingness to support the growth of the ERShares Non-US Small Cap ETF for the foreseeable future.

Economies of Scale

The Trustees concluded that the proposed management fee, which is a “unified fee,” is appropriate given the nature of the ERShares Non-US Small Cap ETF as an index fund and an exchange traded fund.  They noted that the ERShares Non-US Small Cap ETF is newly formed, with no operations, and has not realized economies of scale, which further supports the reasonableness of the current management fee.

Fall-Out Benefits

The Trustees concluded that the other benefits that may be realized by the Adviser from its relationship with the ERShares Non-US Small Cap ETF are reasonable.  They believe that the following factors, among others, support this conclusion: (1) while the Adviser may derive ancillary benefits from its association with the ERShares Non-US Small Cap ETF in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the fund, the Trustees determined that based on the past practice of the Adviser such products and services will be used for legitimate purposes; and (2) while managing the ERShares Non-US Small Cap ETF may provide more visibility for the Adviser in the industry in general, based on past experience, the primary focus of this visibility will be the ERShares Non-US Small Cap ETF, and it is expected it will be beneficial to the ERShares Non-US Small Cap ETF.

Conclusion

After reviewing the material provided for the meeting, management’s presentation and related matters and other factors deemed relevant by the Board, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement is fair and reasonable and that entering into the investment advisory agreement is in the best interest of the ERShares Non-US Small Cap ETF and its future shareholders.  Accordingly, the Trustees, including the Independent Trustees voting separately, approved the investment advisory agreement.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Q is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

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Privacy Policy

As part of the EntrepreneurShares Series Trust fund family long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

•	Account History, including information about the transactions and balances in a customer’s account; and

•	Correspondence, written, telephonic, or electronic between a customer and Capital Impact Advisors and/or EntrepreneurShares, or service providers to Capital Impact Advisors and/or EntrepreneurShares.

To conduct regular business we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will  maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As the Firm shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons stated above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Index Sponsor
EntrepreneurShares LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
RSM US LLP
80 City Square
Boston, MA 02129

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10005

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent And Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-271-8811.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Exchange Act.  All of the Board’s independent Trustees, Dr. Stephen Sohn and George R. Berbeco, are members of the Audit Committee.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          EntrepreneurShares Series Trust

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    March 8, 2019

By (Signature and Title)*    /s/Alissa Shulman
Alissa Shulman, Treasurer

Date    March 8, 2019

* Print the name and title of each signing officer under his or her signature.